DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2020
Disclosure of debt instruments [Abstract]
DEBT SECURITIES IN ISSUE
25 DEBT SECURITIES IN ISSUE

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Medium-term notes issued	21,501	26,628	19,546	25,603
Covered bonds (note 26)	23,977	29,818	20,895	25,359
Certificates of deposit issued	3,597	4,925	3,597	4,925
Securitisation notes (note 26)	4,436	7,329	—	—
Commercial paper	5,782	7,731	4,071	5,622
Total debt securities in issue	59,293	76,431	48,109	61,509
At 31 December 2020 £40,765 million (2019: £41,762 million) of debt securities in issue of the Group and £33,582 million (2019: £32,152 million) of the Bank had a contractual residual maturity of greater than one year.